Secured Term Loan Facilities and Revolving Credit Facilities - Additional Information (Detail)					12 Months Ended
	Oct. 01, 2020	Oct. 28, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 27, 2015 USD ($)	Dec. 31, 2018 USD ($) Repayments Payments	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)
Debt Instrument [Line Items]
Cash balance required					$ 71,515,000		$ 62,109,000
April 2013 Loan Facility [Member]
Debt Instrument [Line Items]
Credit facility, refinancing				$ 120,000,000
January 2015 Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Credit facility term				7 years	7 years
Credit facility, maximum borrowing capacity				$ 278,100,000
Credit facility, amount outstanding					$ 200,800,000
Credit facility, number of repayments | Payments					4
Debt instrument covenant description					The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5% of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 2:1 up to and including September 30, 2020, after which it will revert to 3:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than 30%.
January 2015 Secured Term Loan Facility [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
EBITDA to interest expense Ratio	300.00%
January 2015 Secured Term Loan Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on credit facility interest rate				2.70%
January 2015 Secured Term Loan Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Credit facility, periodic payment					$ 500,000
Credit facility, final payment					15,600,000
Aggregate fair value of collateral vehicles required for borrowings under facility				135.00%
Cash balance required					$ 25,000,000
Cash required as percent of indebtedness					5.00%
Total equity to total assets					30.00%
EBITDA to interest expense Ratio					200.00%
January 2015 Secured Term Loan Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Credit facility, periodic payment					$ 700,000
Credit facility, final payment					18,300,000
December 2015 Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility term			7 years
Credit facility, maximum borrowing capacity			$ 290,000,000			$ 290,000,000
Credit facility, amount outstanding					246,700,000
Credit facility, periodic payment					4,100,000
Credit facility, final payment					$ 185,100,000
Credit facility, number of repayments | Repayments					15
Debt instrument covenant description					The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 2:1 up to and including September 30, 2020, after which it will revert to 3:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than 30%.
Credit facility, expiring period						2022-12
Debt payment end date					Dec. 21, 2022
Commitment fee on credit facility					0.74%
December 2015 Secured Revolving Credit Facility [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
EBITDA to interest expense Ratio	300.00%
December 2015 Secured Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on credit facility interest rate			2.10%
December 2015 Secured Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Aggregate fair value of collateral vehicles required for borrowings under facility						125.00%
Cash balance required					$ 25,000,000
Cash required as percent of indebtedness					5.00%
Total equity to total assets					30.00%
EBITDA to interest expense Ratio					200.00%
October 2016 Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility term		7 years
Credit facility, maximum borrowing capacity		$ 220,000,000
Credit facility, final payment					$ 21,000,000
Credit facility, number of repayments | Repayments					17
Debt instrument covenant description					The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 2:1 up to and including September 30, 2020, after which it will revert to 3:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than 30%.
Credit facility, expiring period		2023-12
Commitment fee on credit facility					0.91%
Credit facility		$ 130,000,000
Drawdowns under the credit facility					$ 92,200,000
Credit facility, remaining borrowing capacity					55,000,000
October 2016 Secured Revolving Credit Facility [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
EBITDA to interest expense Ratio	300.00%
October 2016 Secured Revolving Credit Facility [Member] | Quarterly Installment One [Member]
Debt Instrument [Line Items]
Credit facility, periodic payment					4,100,000
October 2016 Secured Revolving Credit Facility [Member] | Quarterly Installment Two [Member]
Debt Instrument [Line Items]
Credit facility, periodic payment					1,000,000
October 2016 Secured Revolving Credit Facility [Member] | Quarterly Installment Three [Member]
Debt Instrument [Line Items]
Credit facility, periodic payment					500,000
October 2016 Secured Revolving Credit Facility [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding		55,000,000
October 2016 Secured Revolving Credit Facility [Member] | Navigator Jorf L.L.C. [Member] | Newbuilding Term Loan [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding		$ 35,000,000
October 2016 Secured Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on credit facility interest rate		2.60%
October 2016 Secured Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Aggregate fair value of collateral vehicles required for borrowings under facility		125.00%
Cash balance required					$ 25,000,000
Cash required as percent of indebtedness					5.00%
Total equity to total assets					30.00%
EBITDA to interest expense Ratio					200.00%
June 2017 Secured Term Loan Facility [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity					$ 100,000,000
Credit facility, periodic payment					4,100,000
Credit facility, final payment					$ 66,400,000
Credit facility, number of repayments | Repayments					17
Drawdowns under the credit facility					$ 136,100,000
June 2017 Secured Term Loan and Revolving Credit Facility [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Credit facility term					6 years
Credit facility, maximum borrowing capacity					$ 160,800,000			$ 160,800,000
Debt instrument covenant description					The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 2:1 up to and including September 30, 2020, after which it will revert to 2.5:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than 30%.
Credit facility, expiring period					2023-06
Commitment fee on credit facility					0.91%
Credit facility, amount drawn during period					$ 0
June 2017 Secured Term Loan and Revolving Credit Facility [Member] | Navigator Gas L.L.C. [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
EBITDA to interest expense Ratio	250.00%
June 2017 Secured Term Loan and Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Basis spread on credit facility interest rate					2.30%
June 2017 Secured Term Loan and Revolving Credit Facility [Member] | Minimum [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Aggregate fair value of collateral vehicles required for borrowings under facility					125.00%
Cash balance required					$ 25,000,000
Cash required as percent of indebtedness					5.00%
Total equity to total assets					30.00%
EBITDA to interest expense Ratio					200.00%
February 2013 Secured Term Loan Facility [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity								$ 270,000,000
June 2017 Revolving Credit Facility [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity					$ 60,800,000